Annual Total Returns[BarChart] - AST BALANCED ASSET ALLOCATION PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.22%)	12.48%	17.65%	6.52%	0.48%	6.30%	14.90%	(4.93%)	19.42%	11.77%